UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
Title:  Managing Member
Phone:  (212) 593-2729

Signature, Place, and Date of Signing:

/s/ Michael Lewittes                   New York, NY
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:   $1,766,595
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.               Form 13F File Number        Name

     ____     28-____________
     ________________________

     [Repeat as necessary.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MEDICAL OPTICS INC    COM              00763M108    52287 1121079 SH       SOLE             1121079      0    0
ALCON INC                      PUT              H01301952      848  150000     PUT  SOLE              150000      0    0
ATLAS AIR WORLDWIDE HOLDINGS                    049164205    42557  903544 SH       SOLE              903544      0    0
AUTOZONE INC                   COM              053332102   180531 1810921 SH       SOLE             1810921      0    0
BALLY TOTAL FITNESS HLDG COR   COM              05873K108     5301  565734 SH       SOLE              565734      0    0
BARR PHARMACEUTICALS INC       CALL             068306909     1258  273500     CALL SOLE              273500      0    0
BEARINGPOINT INC               COM              074002106    16467 1939518 SH       SOLE             1939518      0    0
BJS WHOLESALE CLUB INC         COM              05548J106     1702   54000 SH       SOLE               54000      0    0
BOSTON SCIENTIFIC CORP         COM              101137107    18004  781089 SH       SOLE              781089      0    0
BRUNSWICK CORP                 COM              117043109    11312  291100 SH       SOLE              291100      0    0
CABLEVISION SYS CORP           PUT              12686C959        3   38200     PUT  SOLE               38200      0    0
CBRL GROUP INC                 COM              12489V106    68229 1553841 SH       SOLE             1553841      0    0
CHRISTOPHER & BANKS CORP       COM              171046105    26903 1159092 SH       SOLE             1159092      0    0
CIRCUIT CITY STORE INC         COM              172737108    85936 3510454 SH       SOLE             3510454      0    0
CKE RESTAURANTS INC            COM              12561E105    41160 2365494 SH       SOLE             2365494      0    0
CKX INC                        COM              12562M106    20624 1577982 SH       SOLE             1577982      0    0
DENDREON CORP                  COM              24823Q107     9801 2080794 SH       SOLE             2080794      0    0
ENDO PAHRMACEUTICALS HLDGS I   COM              29264F205    21554  656945 SH       SOLE              656945      0    0
FAMILY DLR STORES INC          COM              307000109    63360 2381954 SH       SOLE             2381954      0    0
GAMESTOP CORP NEW              CL A             36467W109    26058  552771 SH       SOLE              552771      0    0
GAMESTOP CORP NEW              CL B             36467W208    13129  303066 SH       SOLE              303066      0    0
GENERAL MTRS CORP              PUT              370442955     2875 1250000     PUT  SOLE             1250000      0    0
GRUPO TMM S A                  SP ADR A SHS     40051D105     5391 1095676 SH       SOLE             1095676      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101    70987 2102070 SH       SOLE             2102070      0    0
HILTON HOTELS CORP             COM              432848109    40875 1605461 SH       SOLE             1605461      0    0
HOUSTON EXPL CO                COM              442120101    41483  787150 SH       SOLE              787150      0    0
JARDEN CORP                    PUT              471109958       21   85000     PUT  SOLE               85000      0    0
KOHLS CORP                     COM              500255104   197960 3734383 SH       SOLE             3734383      0    0
KOS PHARMACEUTICALS INC        PUT              500648950      399   61200     PUT  SOLE               61200      0    0
LIMITED BRANDS INC             COM              532716107   159858 6535487 SH       SOLE             6535487      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    63470 1568318 SH       SOLE             1568318      0    0
MULTIMEDIA GAMES INC           COM              625453105     8921  599554 SH       SOLE              599554      0    0
OSI RESTAURANT PARTNERS INC                     67104A101    83411 1895700 SH       SOLE             1895700      0    0
PETCO ANIMAL SUPPLIES          COM NEW          716016209    10891  462077 SH       SOLE              462077      0    0
RUBY TUESDAY INC               COM              781182100    29646  924125 SH       SOLE              924125      0    0
SANMINA SCI CORP               COM              800907107     8085 1971937 SH       SOLE             1971937      0    0
SEPRACOR INC                   CALL             817315904     1596  380000     CALL SOLE              380000      0    0
SHIRE PLC                      SPONSORED ADR    82481R106    48049 1033543 SH       SOLE             1033543      0    0
SHIRE PLC                      CALL             82481R906     5038 1544700     CALL SOLE             1544700      0    0
SWIFT TRANSN CO                COM              870756103    47553 2188365 SH       SOLE             2188365      0    0
WALGREEN CO                    COM              931422109    52856 1225500 SH       SOLE             1225500      0    0
WENDYS INTL INC                COM              950590109   180206 2903734 SH       SOLE             2903734      0    0